RELATED PARTIES - TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
Key management compensation:

	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Labor cost and related expenses	1,180	1,048	830
Share-based compensation	868	4,694	1,351
Directors fee and services	429	577	73
Others	30	109	25
	2,507	6,428	2,279

Schedule of Balances with Related Parties
Balances with related parties:

	December 31,
	2018	2017
	U.S. dollars in thousands

Key management:
Payables and accrued expenses	9	93
Severance pay obligations	65	70
Provision for vacation	186	186
Directors fee and services	74	76